	Shenkman Capital Floating Rate High Income Fund
	Schedule of Investments
	December 31, 2020 (Unaudited)

		Principal	Fair
		Amount	Value
	BANK LOANS - 80.66%

	AEROSPACE & DEFENSE - 0.43%
	Transdigm, Inc.
	Senior Secured First Lien Term Loan 2.397% (1 Month LIBOR USD + 2.25%), 08/22/2024 (a)	$534,509	$525,433
	Senior Secured First Lien Term Loan 2.397% (1 Month LIBOR USD + 2.25%), 12/09/2025 (a)	695,413	683,208
			1,208,641
	AUTO RETAIL - 0.54%
	CWGS Group, LLC, Senior Secured First Lien Term Loan 3.50% (1 Month LIBOR USD + 2.75%, 0.750% Floor), 11/08/2023 (a)	713,937	708,504
	Mavis Tire Express Services Corp., Senior Secured First Lien Term Loan 5.00% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 03/20/2025 (a)	791,000	797,427
			1,505,931
	AUTOMOTIVE - 1.55%
	Adient U.S., LLC
	Senior Secured First Lien Term Loan 4.397% (1 Month LIBOR USD + 4.25%), 05/06/2024 (a)	536,550	537,331
	Senior Secured First Lien Term Loan 4.463% (3 Month LIBOR USD + 4.25%), 05/06/2024 (a)	182,500	182,765
	Clarios Global, L.P., Senior Secured First Lien Term Loan 3.647% (1 Month LIBOR USD + 3.50%), 04/30/2026 (a)	737,103	736,027
	LS Group Opco Acquisition, LLC, Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.50%, 0.750% Floor), 11/02/2027 (a)	1,020,000	1,021,275
	LTI Holdings, Inc., Senior Secured First Lien Term Loan 3.647% (1 Month LIBOR USD + 3.50%), 09/08/2025 (a)	615,825	599,826
	Navistar, Inc., Senior Secured First Lien Term Loan 3.66% (1 Month LIBOR USD + 3.50%), 11/06/2024 (a)	1,228,107	1,229,182
			4,306,406
	BUILDING PRODUCTS - 1.82%
	CPG International, Inc., Senior Secured First Lien Term Loan 4.75% (12 Month LIBOR USD + 3.75%, 1.000% Floor), 05/03/2024 (a)	421,519	422,309
	HD Supply Waterworks, Ltd., Senior Secured First Lien Term Loan 3.75% (3 Month LIBOR USD + 2.75%, 1.000% Floor), 08/01/2024 (a)	591,700	590,839
	Henry Co., LLC, Senior Secured First Lien Term Loan 5.00% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 10/05/2023 (a)	770,909	772,821
	Pisces Midco, Inc., Senior Secured First Lien Term Loan 3.904% (1 Month LIBOR USD + 3.75%), 04/12/2025 (a)	936,550	936,845
	QUIKRETE Holdings, Inc., Senior Secured First Lien Term Loan 2.647% (1 Month LIBOR USD + 2.50%), 02/01/2027 (a)	807,756	806,245
	SiteOne Landscape Supply, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 10/29/2024 (a)	237,795	237,127
	SRS Distribution, Inc., Senior Secured First Lien Term Loan 3.147% (1 Month LIBOR USD + 3.00%), 05/23/2025 (a)	757,807	747,388
	VC GB Holdings, Inc., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 02/28/2024 (a)	538,191	537,854
			5,051,428
	CHEMICALS - 2.98%
	Allnex S.A.R.L, Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.25%, 0.750% Floor), 09/13/2023 (a)	673,747	668,802
	Allnex U.S.A., Inc., Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.25%, 0.750% Floor), 09/13/2023 (a)	507,616	503,890
	ASP Unifrax Holdings, Inc., Senior Secured First Lien Term Loan 4.004% (3 Month LIBOR USD + 3.75%), 12/12/2025 (a)	592,825	547,649
	Colouroz Midco
	Senior Secured First Lien Term Loan 5.25% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 09/21/2023 (a)	865,152	816,124
	Senior Secured First Lien Term Loan 5.25% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 09/21/2023 (a)	143,020	134,915
	Consolidated Energy Finance S.A., Senior Secured First Lien Term Loan 2.645% (1 Month LIBOR USD + 2.50%), 05/07/2025 (a)	492,363	472,053
	H.B. Fuller Co., Senior Secured First Lien Term Loan 2.152% (1 Month LIBOR USD + 2.00%), 10/21/2024 (a)	389,553	387,727
	Illuminate Buyer, LLC, Senior Secured First Lien Term Loan 4.147% (1 Month LIBOR USD + 4.00%), 06/30/2027 (a)	1,027,425	1,029,351
	PMHC II, Inc., Senior Secured First Lien Term Loan 4.50% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 03/31/2025 (a)	466,800	439,025
	Polar U.S. Borrower, LLC
	Senior Secured First Lien Term Loan 4.896% (1 Month LIBOR USD + 4.75%), 10/15/2025 (a)	7,310	7,210
	Senior Secured First Lien Term Loan 4.899% (1 Month LIBOR USD + 4.75%), 10/15/2025 (a)	737,490	727,349
	PQ Corp., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 02/08/2027 (a)	336,140	338,066
	Solenis International, L.P.
	Senior Secured First Lien Term Loan 4.233% (3 Month LIBOR USD + 4.00%), 06/26/2025 (a)	607,574	607,726
	Senior Secured Second Lien Term Loan 8.733% (3 Month LIBOR USD + 8.50%), 06/26/2026 (a)	215,000	214,821
	Spectrum Holdings III Corp., Senior Secured First Lien Term Loan 4.25% (6 Month LIBOR USD + 3.25%, 1.000% Floor), 01/31/2025 (a)	721,255	683,930
	Tronox Finance, LLC
	Senior Secured First Lien Term Loan 3.147% (1 Month LIBOR USD + 3.00%), 09/23/2024 (a)	373,260	372,003
	Senior Secured First Lien Term Loan 3.254% (3 Month LIBOR USD + 3.00%), 09/23/2024 (a)	324,419	323,325
			8,273,966
	COMMERCIAL SERVICES - 4.48%
	AlixPartners, LLP, Senior Secured First Lien Term Loan 2.647% (1 Month LIBOR USD + 2.50%), 04/04/2024 (a)	1,807,807	1,791,853
	Allied Universal Holdco, LLC, Senior Secured First Lien Term Loan 4.397% (1 Month LIBOR USD + 4.25%), 07/10/2026 (a)	1,128,600	1,125,491
	Camelot U.S. Acquisition 1 Co.
	Senior Secured First Lien Term Loan 3.147% (1 Month LIBOR USD + 3.00%), 10/30/2026 (a)	797,675	795,266
	Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 10/30/2026 (a)	1,932,000	1,935,014
	Deerfield Dakota Holding, LLC, Senior Secured First Lien Term Loan 4.75% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 04/09/2027 (a)	1,362,576	1,370,459
	EAB Global, Inc.
	Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 11/15/2024 (a)	1,244	1,238
	Senior Secured First Lien Term Loan 4.75% (6 Month LIBOR USD + 3.75%, 1.000% Floor), 11/15/2024 (a)	482,668	480,104
	Garda World Security Corp., Senior Secured First Lien Term Loan 4.99% (3 Month LIBOR USD + 4.75%), 10/30/2026 (a)	590,876	592,501
	IRI Holdings, Inc., Senior Secured First Lien Term Loan 4.397% (1 Month LIBOR USD + 4.25%), 12/01/2025 (a)	2,203,928	2,184,643
	KAR Auction Services, Inc., Senior Secured First Lien Term Loan 2.438% (1 Month LIBOR USD + 2.25%), 09/21/2026 (a)	664,747	655,606
	Tempo Acquisition, LLC, Senior Secured First Lien Term Loan 2.897% (1 Month LIBOR USD + 2.75%), 05/01/2024 (a)	1,515,355	1,507,778
			12,439,953
	CONSTRUCTION & ENGINEERING - 1.43%
	Amentum Government Services Holdings, LLC, Senior Secured First Lien Term Loan 3.645% (1 Month LIBOR USD + 3.50%), 02/01/2027 (a)	952,215	952,214
	American Residential Services, LLC, Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.50%, 0.750% Floor), 10/15/2027 (a)	679,000	679,849
	Api Group DE, Inc.
	Senior Secured First Lien Term Loan 2.647% (1 Month LIBOR USD + 2.50%), 10/01/2026 (a)	586,020	585,745
	Senior Secured First Lien Term Loan 2.896% (1 Month LIBOR USD + 2.75%), 10/01/2026 (a)	523,069	523,723
	Brand Industrial Services, Inc., Senior Secured First Lien Term Loan 5.25% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 06/21/2024 (a)	1,256,271	1,227,773
			3,969,304
	CONSUMER DISCRETIONARY - 1.35%
	Champ Acquisition Corp.
	Senior Secured First Lien Term Loan 5.754% (3 Month LIBOR USD + 5.50%), 12/19/2025 (a)	91,382	91,245
	Senior Secured First Lien Term Loan 5.757% (6 Month LIBOR USD + 5.50%), 12/19/2025 (a)	91,381	91,244
	Kontoor Brands, Inc., Senior Secured First Lien Term Loan 4.397% (1 Month LIBOR USD + 4.25%), 05/15/2026 (a)	315,917	315,917
	Learning Care Group (U.S.) No. 2, Inc.
	Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 03/13/2025 (a)	30,127	28,693
	Senior Secured First Lien Term Loan 4.25% (6 Month LIBOR USD + 3.25%, 1.000% Floor), 03/13/2025 (a)	431,931	411,371
	Prometric Holdings, Inc., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 01/29/2025 (a)	973,600	950,719
	Renaissance Holding Corp., Senior Secured First Lien Term Loan 3.396% (1 Month LIBOR USD + 3.25%), 05/30/2025 (a)	511,875	504,356
	SIWF Holdings, Inc., Senior Secured First Lien Term Loan 4.397% (1 Month LIBOR USD + 4.25%), 06/13/2025 (a)	565,500	562,910
	Wand NewCo 3, Inc., Senior Secured First Lien Term Loan 3.147% (1 Month LIBOR USD + 3.00%), 02/05/2026 (a)	792,965	783,251
			3,739,706
	CONSUMER NON-DISCRETIONARY - 1.12%
	Alphabet Holding Co., Inc.
	Senior Secured First Lien Term Loan 3.647% (1 Month LIBOR USD + 3.50%), 09/26/2024 (a)	1,349,271	1,339,617
	Senior Secured Second Lien Term Loan 7.897% (1 Month LIBOR USD + 7.75%), 09/26/2025 (a)	350,000	349,475
	Hoffmaster Group, Inc., Senior Secured First Lien Term Loan 5.00% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 11/21/2023 (a)	720,000	637,200
	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan 5.25% (LIBOR USD + 0.00%), 12/17/2026 (a)(h)	785,000	787,763
			3,114,055
	ENVIRONMENTAL SERVICES - 1.07%
	Asplundh Tree Expert, LLC, Senior Secured First Lien Term Loan 2.647% (1 Month LIBOR USD + 2.50%), 09/07/2027 (a)	638,400	641,394
	Belfor Holdings, Inc., Senior Secured First Lien Term Loan 4.147% (1 Month LIBOR USD + 4.00%), 04/06/2026 (a)	462,950	464,131
	Brightview Landscapes, LLC, Senior Secured First Lien Term Loan 2.688% (1 Month LIBOR USD + 2.50%), 08/15/2025 (a)	1,116,375	1,114,516
	Strategic Materials Holdings Corp., Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 11/01/2024 (a)	921,500	757,215
			2,977,256
	FINANCIALS - DIVERSIFIED - 2.32%
	Avolon TLB Borrower 1 (U.S.), LLC, Senior Secured First Lien Term Loan 2.50% (1 Month LIBOR USD + 1.75%, 0.750% Floor), 01/15/2025 (a)	147,341	146,559
	Blackstone Mortgage Trust, Inc., Senior Secured First Lien Term Loan 2.397% (1 Month LIBOR USD + 2.25%), 04/23/2026 (a)	577,688	570,466
	Financial & Risk U.S. Holdings, Inc., Senior Secured First Lien Term Loan 3.397% (1 Month LIBOR USD + 3.25%), 10/01/2025 (a)	760,240	760,084
	Focus Financial Partners, LLC, Senior Secured First Lien Term Loan 2.147% (1 Month LIBOR USD + 2.00%), 07/03/2024 (a)	617,068	614,304
	Micro Holding Corp., Senior Secured First Lien Term Loan 3.647% (1 Month LIBOR USD + 3.50%), 09/13/2024 (a)	692,355	684,957
	Starwood Property Mortgage, LLC, Senior Secured First Lien Term Loan 2.647% (1 Month LIBOR USD + 2.50%), 07/27/2026 (a)	469,063	466,717
	Titan AcquisitionCo New Zealand, Ltd., Senior Secured First Lien Term Loan 4.254% (3 Month LIBOR USD + 4.00%), 05/01/2026 (a)	477,601	472,228
	VFH Parent, LLC, Senior Secured First Lien Term Loan 3.153% (1 Month LIBOR USD + 3.00%), 03/02/2026 (a)	2,735,202	2,736,050
			6,451,365
	FINANCIALS - INSURANCE - 3.04%
	Acrisure, LLC, Senior Secured First Lien Term Loan 3.647% (1 Month LIBOR USD + 3.50%), 02/16/2027 (a)	869,475	855,529
	AssuredPartners, Inc., Senior Secured First Lien Term Loan 3.647% (1 Month LIBOR USD + 3.50%), 02/12/2027 (a)	1,230,049	1,213,996
	Asurion, LLC
	Senior Secured First Lien Term Loan 3.147% (1 Month LIBOR USD + 3.00%), 11/03/2023 (a)	407,279	403,799
	Senior Secured First Lien Term Loan 3.147% (1 Month LIBOR USD + 3.00%), 11/04/2024 (a)	1,463,525	1,454,011
	Senior Secured Second Lien Term Loan 6.647% (1 Month LIBOR USD + 6.50%), 08/04/2025 (a)	601,212	607,074
	Senior Secured First Lien Term Loan 3.397% (1 Month LIBOR USD + 3.25%), 12/23/2026 (a)	2,095,642	2,077,306
	HUB International, Ltd.
	Senior Secured First Lien Term Loan 2.965% (3 Month LIBOR USD + 2.75%), 04/25/2025 (a)	716,625	704,868
	Senior Secured First Lien Term Loan 5.00% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 04/25/2025 (a)	346,500	348,033
	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan 4.147% (1 Month LIBOR USD + 4.00%), 09/03/2026 (a)	788,000	787,362
			8,451,978
	FINANCIALS - THRIFTS & MORTGAGES - 0.11%
	PHH Mortgage Corp., Senior Secured First Lien Term Loan 7.00% (1 Month LIBOR USD + 6.00%, 1.000% Floor), 05/16/2022 (a)	309,048	308,404
	FOOD & BEVERAGE - 0.94%
	Dole Food Co., Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 04/08/2024 (a)	730,000	730,405
	Froneri U.S., Inc., Senior Secured First Lien Term Loan 2.397% (1 Month LIBOR USD + 2.25%), 01/29/2027 (a)	646,750	641,576
	H-Food Holdings, LLC,
	Senior Secured First Lien Term Loan 3.834% (1 Month LIBOR USD + 3.6875%), 05/23/2025 (a)	887,250	873,871
	Senior Secured First Lien Term Loan 4.147% (1 Month LIBOR USD + 4.00%), 05/23/2025 (a)	122,500	121,045
	Sunshine Investments B.V., Senior Secured First Lien Term Loan 3.471% (3 Month LIBOR USD + 3.25%), 03/28/2025 (a)	237,600	236,709
			2,603,606
	HEALTHCARE - EQUIPMENT & SUPPLIES - 1.74%
	athenahealth, Inc., Senior Secured First Lien Term Loan 4.648% (1 Month LIBOR USD + 4.50%), 02/11/2026 (a)	648,450	649,261
	Greatbatch, Ltd., Senior Secured First Lien Term Loan 3.50% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 10/27/2022 (a)	455,577	456,005
	Greenway Health, LLC, Senior Secured First Lien Term Loan 4.75% (6 Month LIBOR USD + 3.75%, 1.000% Floor), 02/16/2024 (a)	627,250	580,206
	Milano Acquisition Corp., Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 4.00%, 0.750% Floor), 10/01/2027 (a)	390,000	390,893
	MPH Acquisition Holdings, LLC, Senior Secured First Lien Term Loan 3.75% (3 Month LIBOR USD + 2.75%, 1.000% Floor), 06/07/2023 (a)	1,345,130	1,341,458
	Navicure, Inc.
	Senior Secured First Lien Term Loan 4.147% (1 Month LIBOR USD + 4.00%), 10/22/2026 (a)	650,088	650,091
	Senior Secured First Lien Term Loan 4.75% (1 Month LIBOR USD + 4.00%, 0.750% Floor), 10/22/2026 (a)	354,113	354,555
	Vizient, Inc., Senior Secured First Lien Term Loan 2.146% (1 Month LIBOR USD + 2.00%), 05/06/2026 (a)	404,790	402,430
			4,824,899
	HEALTHCARE - FACILITIES - 3.28%
	ADMI Corp., Senior Secured First Lien Term Loan 4.75% (1 Month LIBOR USD + 4.00%, 0.750% Floor), 12/23/2027 (a)	758,000	760,085
	AHP Health Partners, Inc., Senior Secured First Lien Term Loan 5.50% (1 Month LIBOR USD + 4.50%, 1.000% Floor), 06/30/2025 (a)	599,485	602,950
	Bioscrip, Inc., Senior Secured First Lien Term Loan 4.397% (1 Month LIBOR USD + 4.25%), 08/06/2026 (a)	425,700	425,613
	CHG Healthcare Services, Inc., Senior Secured First Lien Term Loan 4.00% (6 Month LIBOR USD + 3.00%, 1.000% Floor), 06/07/2023 (a)	875,724	872,303
	Dentalcorp Perfect Smile, ULC, Senior Secured First Lien Term Loan 4.75% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 06/06/2025 (a)	561,034	552,795
	Envision Healthcare Corp., Senior Secured First Lien Term Loan 3.897% (1 Month LIBOR USD + 3.75%), 10/10/2025 (a)	817,895	685,911
	Examworks Group, Inc., Senior Secured First Lien Term Loan 4.25% (6 Month LIBOR USD + 3.25%, 1.000% Floor), 07/27/2023 (a)	1,203,544	1,204,049
	Gentiva Health Services, Inc., Senior Secured First Lien Term Loan 3.438% (1 Month LIBOR USD + 3.25%), 07/02/2025 (a)	719,747	717,951
	Global Medical Response, Inc.
	Senior Secured First Lien Term Loan 5.25% (6 Month LIBOR USD + 4.25%, 1.000% Floor), 03/14/2025 (a)	373,450	370,649
	Senior Secured First Lien Term Loan 5.75% (6 Month LIBOR USD + 4.75%, 1.000% Floor), 10/02/2025 (a)	540,000	537,638
	Heartland Dental, LLC, Senior Secured First Lien Term Loan 3.647% (1 Month LIBOR USD + 3.50%), 04/30/2025 (a)	819,670	801,482
	Pluto Acquisition I, Inc., Senior Secured First Lien Term Loan 5.50% (1 Month LIBOR USD + 5.00%, 0.500% Floor), 06/22/2026 (a)	534,000	536,003
	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan 3.897% (1 Month LIBOR USD + 3.75%), 11/14/2025 (a)	641,549	641,109
	Team Health Holdings, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 02/06/2024 (a)	438,283	392,500
			9,101,038
	HEALTHCARE - LIFE SCIENCES - 1.38%
	Albany Molecular Research, Inc.
	Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 08/28/2024 (a)	596,004	599,234
	Senior Secured First Lien Term Loan 4.50% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 08/30/2024 (a)	333,576	335,246
	Avantor Funding, Inc., Senior Secured First Lien Term Loan 3.50% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 11/08/2027 (a)	790,107	792,580
	Cambrex Corp., Senior Secured First Lien Term Loan 5.50% (1 Month LIBOR USD + 4.50%, 1.000% Floor), 12/04/2026 (a)	634,335	640,678
	Jaguar Holding Co. II, Senior Secured First Lien Term Loan 3.50% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 08/18/2022 (a)	959,984	960,766
	Parexel International Corp., Senior Secured First Lien Term Loan 2.897% (1 Month LIBOR USD + 2.75%), 09/27/2024 (a)	506,372	498,777
			3,827,281
	HEALTHCARE - MANAGED HEALTH CARE - 0.31%
	Verscend Holding Corp., Senior Secured First Lien Term Loan 4.647% (1 Month LIBOR USD + 4.50%), 08/27/2025 (a)	852,636	853,915
	HEALTHCARE - PHARMACEUTICALS & BIOTECHNOLOGY - 0.87%
	Amneal Pharmaceuticals, LLC, Senior Secured First Lien Term Loan 3.688% (1 Month LIBOR USD + 3.50%), 05/05/2025 (a)	387,997	379,308
	Bausch Health Cos., Inc., Senior Secured First Lien Term Loan 3.145% (1 Month LIBOR USD + 3.00%), 06/02/2025 (a)	938,381	936,185
	Grifols Worldwide Operations, Senior Secured First Lien Term Loan 2.102% (LIBOR USD + 0.00%), 11/15/2027 (a)(h)	683,850	679,042
	RPI Intermediate Finance Trust, Senior Secured First Lien Term Loan 1.896% (1 Month LIBOR USD + 1.75%), 02/11/2027 (a)	423,266	423,848
			2,418,383
	INDUSTRIAL MACHINERY - 3.99%
	Blount International, Inc., Senior Secured First Lien Term Loan 4.75% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 04/12/2023 (a)	602,700	607,220
	Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 08/01/2025 (a)	997,455	996,388
	Columbus McKinnon Corp., Senior Secured First Lien Term Loan 3.50% (3 Month LIBOR USD + 2.50%, 1.000% Floor), 01/31/2024 (a)	373,951	374,886
	CPM Holdings, Inc.
	Senior Secured First Lien Term Loan 3.908% (1 Month LIBOR USD + 3.75%), 11/17/2025 (a)	588,000	574,403
	Senior Secured Second Lien Term Loan 8.408% (1 Month LIBOR USD + 8.25%), 11/16/2026 (a)	275,000	257,813
	EWT Holdings III Corp., Senior Secured First Lien Term Loan 2.647% (1 Month LIBOR USD + 2.50%), 12/20/2024 (a)	1,293,396	1,292,323
	Filtration Group Corp.
	Senior Secured First Lien Term Loan 3.147% (1 Month LIBOR USD + 3.00%), 03/31/2025 (a)	1,557,110	1,545,525
	Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 03/31/2025 (a)	1,042,388	1,045,515
	Helix Acquisition Holdings, Inc., Senior Secured First Lien Term Loan 4.004% (3 Month LIBOR USD + 3.75%), 09/30/2024 (a)	615,666	589,500
	Penn Engineering & Manufacturing Corp., Senior Secured First Lien Term Loan 3.75% (3 Month LIBOR USD + 2.75%, 1.000% Floor), 06/27/2024 (a)	601,033	599,158
	Pro Mach Group, Inc., Senior Secured First Lien Term Loan 2.897% (1 Month LIBOR USD + 2.75%), 03/07/2025 (a)	486,250	478,956
	UOS, LLC, Senior Secured First Lien Term Loan 4.398% (1 Month LIBOR USD + 4.25%), 04/18/2025 (a)	608,874	610,460
	Vertical U.S. Newco, Inc., Senior Secured First Lien Term Loan 4.567% (6 Month LIBOR USD + 4.25%), 07/14/2027 (a)	463,838	467,977
	Vertiv Group Corp., Senior Secured First Lien Term Loan 3.153% (1 Month LIBOR USD + 3.00%), 03/02/2027 (a)	1,245,588	1,240,045
	Welbilt, Inc., Senior Secured First Lien Term Loan 2.645% (1 Month LIBOR USD + 2.50%), 10/23/2025 (a)	415,553	395,295
			11,075,464
	LEISURE - CASINOS & GAMING - 2.63%
	Aristocrat International PTY, Ltd., Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 10/21/2024 (a)	477,600	480,437
	Caesars Resort Collection, LLC, Senior Secured First Lien Term Loan 2.897% (1 Month LIBOR USD + 2.75%), 12/23/2024 (a)	756,600	744,120
	Golden Entertainment, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 10/21/2024 (a)	591,775	580,721
	Golden Nugget, Inc.
	Senior Secured First Lien Term Loan 3.25% (1 Month LIBOR USD + 2.50%, 0.750% Floor), 10/04/2023 (a)	209,904	203,336
	Senior Secured First Lien Term Loan 3.25% (2 Month LIBOR USD + 2.50%, 0.750% Floor), 10/04/2023 (a)	247,639	239,890
	GVC Holdings PLC, Senior Secured First Lien Term Loan 3.25% (3 Month LIBOR USD + 2.25%, 1.000% Floor), 03/29/2024 (a)	466,800	468,112
	Playtika Holding Corp., Senior Secured First Lien Term Loan 7.00% (6 Month LIBOR USD + 6.00%, 1.000% Floor), 12/10/2024 (a)	1,269,661	1,279,837
	Scientific Games International, Inc., Senior Secured First Lien Term Loan 2.897% (1 Month LIBOR USD + 2.75%), 08/14/2024 (a)	1,473,972	1,443,570
	Stars Group Holdings B.V., Senior Secured First Lien Term Loan 3.754% (3 Month LIBOR USD + 3.50%), 07/10/2025 (a)	1,038,294	1,043,200
	Station Casinos, LLC, Senior Secured First Lien Term Loan 2.50% (1 Month LIBOR USD + 2.25%, 0.250% Floor), 02/08/2027 (a)	836,722	825,983
			7,309,206
	LEISURE - HOTELS - 1.77%
	Alterra Mountain Co., Senior Secured First Lien Term Loan 2.897% (1 Month LIBOR USD + 2.75%), 07/31/2024 (a)	1,222,971	1,209,720
	Four Seasons Hotels, Ltd., Senior Secured First Lien Term Loan 2.147% (1 Month LIBOR USD + 2.00%), 11/30/2023 (a)	499,394	497,296
	Lakeland Tours, LLC
	Senior Secured First Lien Term Loan 7.25% (3 Month LIBOR USD + 6.00%, 1.250% Floor), 09/25/2023 (a)	109,081	109,490
	Senior Secured First Lien Term Loan 2.75% (1 Month LIBOR USD + 1.50%, 1.250% Floor), 09/25/2025 (a)	217,585	103,353
	Senior Secured First Lien Term Loan 2.75% (3 Month LIBOR USD + 1.50%, 1.250% Floor), 09/25/2025 (a)	173,326	148,193
	Senior Secured First Lien Term Loan 7.25%, 09/27/2027	225,670	41,185
	Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan 1.897% (1 Month LIBOR USD + 1.75%), 08/29/2025 (a)	677,977	667,173
	SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 04/01/2024 (a)	1,158,879	1,129,595
	United PF Holdings, LLC, Senior Secured First Lien Term Loan 4.254% (3 Month LIBOR USD + 4.00%), 12/30/2026 (a)	1,060,354	1,000,974
			4,906,979
	LEISURE - RESTAURANTS - 1.04%
	IRB Holding Corp.
	Senior Secured First Lien Term Loan 3.75% (3 Month LIBOR USD + 2.75%, 1.000% Floor), 02/05/2025 (a)	750,096	745,194
	Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 12/15/2027 (a)	660,000	661,960
	K-Mac Holdings Corp., Senior Secured First Lien Term Loan 3.147% (1 Month LIBOR USD + 3.00%), 03/14/2025 (a)	580,035	572,784
	Tacala, LLC, Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 02/05/2027 (a)	911,864	906,639
			2,886,577
	MEDIA - BROADCASTING - 3.29%
	CBS Radio, Inc., Senior Secured First Lien Term Loan 2.648% (1 Month LIBOR USD + 2.50%), 11/18/2024 (a)	536,303	525,577
	Diamond Sports Group, LLC, Senior Secured First Lien Term Loan 3.40% (1 Month LIBOR USD + 3.25%), 08/24/2026 (a)	680,517	605,660
	E.W. Scripps Co.
	Senior Secured First Lien Term Loan 2.647% (1 Month LIBOR USD + 2.50%), 05/01/2026 (a)	938,347	930,428
	Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 01/07/2028 (a)	789,840	791,937
	Gray Television, Inc., Senior Secured First Lien Term Loan 2.655% (1 Month LIBOR USD + 2.50%), 01/02/2026 (a)	446,063	443,832
	Hubbard Radio, LLC, Senior Secured First Lien Term Loan 5.25% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 03/28/2025 (a)	605,234	588,968
	iHeartCommunications, Inc., Senior Secured First Lien Term Loan 3.146% (1 Month LIBOR USD + 3.00%), 05/01/2026 (a)	862,290	850,076
	ION Media Networks, Inc., Senior Secured First Lien Term Loan 5.25% (Prime Rate + 2.00%), 12/18/2024 (a)	1,298,961	1,298,689
	Learfield Communications, LLC, Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 12/01/2023 (a)	456,312	414,947
	Nexstar Broadcasting, Inc.
	Senior Secured First Lien Term Loan 2.395% (3 Month LIBOR USD + 2.25%), 01/17/2024 (a)	132,006	131,088
	Senior Secured First Lien Term Loan 2.905% (1 Month LIBOR USD + 2.75%), 09/18/2026 (a)	1,082,221	1,077,356
	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan 2.65% (1 Month LIBOR USD + 2.50%), 09/30/2026 (a)	933,188	925,605
	Univision Communications, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 03/15/2024 (a)	570,735	568,418
			9,152,581
	MEDIA - CABLE & SATELLITE - 4.84%
	Block Communications, Inc., Senior Secured First Lien Term Loan 2.504% (3 Month LIBOR USD + 2.25%), 02/25/2027 (a)	581,605	577,002
	Connect U.S. Finco, LLC, Senior Secured First Lien Term Loan 5.50% (1 Month LIBOR USD + 4.50%, 1.000% Floor), 12/11/2026 (a)	1,240,625	1,247,827
	Coral-U.S. Co-Borrower, LLC, Senior Secured First Lien Term Loan 2.397% (1 Month LIBOR USD + 2.25%), 01/31/2028 (a)	585,000	578,969
	Maxar Technologies, Ltd., Senior Secured First Lien Term Loan 2.90% (1 Month LIBOR USD + 2.75%), 10/04/2024 (a)	1,540,786	1,522,613
	Mega Broadband Investments, LLC, Senior Secured First Lien Term Loan 3.75% (3 Month LIBOR USD + 3.00%, 0.750% Floor), 11/12/2027 (a)	525,000	525,412
	Midcontinent Communications, Senior Secured First Lien Term Loan 1.897% (1 Month LIBOR USD + 1.75%), 08/17/2026 (a)	587,563	586,340
	NewCo Financing Partnership, Senior Secured First Lien Term Loan 3.673% (3 Month LIBOR USD + 3.50%), 01/31/2029 (a)	548,500	551,037
	Radiate Holdco, LLC, Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.50%, 0.750% Floor), 09/25/2026 (a)	950,000	952,817
	Telenet Financing USD, LLC, Senior Secured First Lien Term Loan 2.159% (1 Month LIBOR USD + 2.00%), 04/28/2028 (a)	2,230,000	2,205,269
	Telesat Canada, Senior Secured First Lien Term Loan 2.90% (1 Month LIBOR USD + 2.75%), 12/07/2026 (a)	292,907	290,792
	UPC Financing Partnership
	Senior Secured First Lien Term Loan 2.409% (1 Month LIBOR USD + 2.25%), 04/28/2028 (a)	765,000	758,689
	Senior Secured First Lien Term Loan 3.677% (3 Month LIBOR USD + 3.50%), 01/31/2029 (a)	548,500	551,037
	Virgin Media Bristol, LLC, Senior Secured First Lien Term Loan 2.659% (1 Month LIBOR USD + 2.50%), 01/31/2028 (a)	1,035,000	1,027,051
	WideOpenWest Finance, LLC, Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 08/18/2023 (a)	1,264,471	1,263,504
	Xplornet Communications, Inc., Senior Secured First Lien Term Loan 4.897% (1 Month LIBOR USD + 4.75%), 06/10/2027 (a)	790,865	795,116
			13,433,475
	MEDIA - DIVERSIFIED - 3.34%
	ABG Intermediate Holdings 2, LLC, Senior Secured First Lien Term Loan 4.50% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 09/27/2024 (a)	2,639,381	2,624,535
	Arches Buyer Inc., Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 4.00%, 0.500% Floor), 12/06/2027 (a)	1,335,000	1,339,339
	Buzz Finco, LLC, Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 01/29/2027 (a)	349,125	349,343
	Buzz Merger Sub, Ltd., Senior Secured First Lien Term Loan 2.897% (1 Month LIBOR USD + 2.75%), 01/29/2027 (a)	625,275	622,930
	Catalina Marketing Corp., Senior Secured First Lien Term Loan 2.00% (1 Month LIBOR USD + 1.00%, 1.000% Floor), 08/15/2023 (a)	172,143	43,036
	Getty Images, Inc., Senior Secured First Lien Term Loan 4.688% (1 Month LIBOR USD + 4.50%), 02/19/2026 (a)	952,544	940,937
	Harland Clarke Holdings Corp., Senior Secured First Lien Term Loan 5.75% (3 Month LIBOR USD + 4.75%, 1.000% Floor), 11/03/2023 (a)	669,145	595,499
	Match Group, Inc., Senior Secured First Lien Term Loan 1.964% (3 Month LIBOR USD + 1.75%), 02/15/2027 (a)	575,000	571,050
	Meredith Corp., Senior Secured First Lien Term Loan 2.647% (1 Month LIBOR USD + 2.50%), 01/31/2025 (a)	795,764	789,299
	Nielsen Finance, LLC, Senior Secured First Lien Term Loan 4.75% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 06/04/2025 (a)	746,250	753,089
	Red Ventures, LLC, Senior Secured First Lien Term Loan 2.647% (1 Month LIBOR USD + 2.50%), 11/08/2024 (a)	670,397	660,710
			9,289,767
	MEDIA - ENTERTAINMENT - 3.19%
	CDS U.S. Intermediate Holdings, Inc., Senior Secured First Lien Term Loan 7.00% (3 Month LIBOR USD + 6.00%, 1.000% Floor), 11/13/2025 (a)	642,873	618,766
	Cirque Du Soleil Holding, Senior Secured Second Lien Term Loan 2.00% (3 Month LIBOR USD + 1.00%, 1.000% Floor), 11/13/2027 (a)	345,292	289,182
	Creative Artists Agency, LLC, Senior Secured First Lien Term Loan 3.897% (1 Month LIBOR USD + 3.75%), 11/26/2026 (a)	829,620	822,017
	Crown Finance U.S., Inc.
	Senior Secured First Lien Term Loan 7.00%, 05/23/2024	298,650	357,633
	Senior Secured First Lien Term Loan 7.254% (3 Month LIBOR USD + 7.00%), 05/23/2024 (a)	2,601	3,115
	Senior Secured First Lien Term Loan 2.769% (3 Month LIBOR USD + 2.50%, 1.000% Floor), 02/28/2025 (a)	707,858	484,217
	Lions Gate Capital Holdings, LLC, Senior Secured First Lien Term Loan 2.397% (1 Month LIBOR USD + 2.25%), 03/24/2025 (a)	442,103	437,406
	Metro-Goldwyn-Mayer, Inc., Senior Secured Second Lien Term Loan 5.50% (1 Month LIBOR USD + 4.50%, 1.000% Floor), 07/03/2026 (a)	635,000	634,603
	NAI Entertainment Holdings, LLC, Senior Secured First Lien Term Loan 3.50% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 05/08/2025 (a)	514,479	484,789
	Nascar Holdings, LLC, Senior Secured First Lien Term Loan 2.896% (1 Month LIBOR USD + 2.75%), 10/19/2026 (a)	693,796	692,006
	UFC Holdings, LLC, Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 04/29/2026 (a)	1,514,046	1,511,797
	William Morris Endeavor Entertainment, LLC, Senior Secured First Lien Term Loan 2.895% (1 Month LIBOR USD + 2.75%), 05/16/2025 (a)	2,252,286	2,088,048
	WMG Acquisition Corp., Senior Secured First Lien Term Loan 2.272% (1 Month LIBOR USD + 2.125%), 11/01/2023 (a)	434,744	435,490
			8,859,069
	METALS & MINING - 0.16%
	GrafTech Finance, Inc., Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 02/12/2025 (a)	447,646	448,394
	MIDSTREAM - STORAGE & TRANSPORT - 1.24%
	Brazos Delaware II, LLC, Senior Secured First Lien Term Loan 4.152% (1 Month LIBOR USD + 4.00%), 05/21/2025 (a)	394,805	345,877
	Buckeye Partners, L.P., Senior Secured First Lien Term Loan 2.897% (1 Month LIBOR USD + 2.75%), 11/02/2026 (a)	689,788	690,005
	Lower Cadence Holdings, LLC, Senior Secured First Lien Term Loan 4.147% (1 Month LIBOR USD + 4.00%), 05/22/2026 (a)	651,194	637,561
	Lucid Energy Group II Borrower, LLC, Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 02/18/2025 (a)	451,701	430,762
	Northriver Midstream Finance, L.P., Senior Secured First Lien Term Loan 3.475% (3 Month LIBOR USD + 3.25%), 10/01/2025 (a)	738,013	728,990
	Traverse Midstream Partners, LLC, Senior Secured First Lien Term Loan 6.50% (1 Month LIBOR USD + 5.50%, 1.000% Floor), 09/27/2024 (a)	612,689	603,211
			3,436,406
	OIL & GAS - EQUIPMENT & SERVICES - 0.13%
	U.S. Silica Co., Senior Secured First Lien Term Loan 5.00% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 05/01/2025 (a)	408,400	359,449
	PACKAGING - 2.62%
	Ball Metalpack Finco, LLC, Senior Secured First Lien Term Loan 4.733% (3 Month LIBOR USD + 4.50%), 07/31/2025 (a)	733,712	722,340
	Berry Global, Inc., Senior Secured First Lien Term Loan 2.149% (1 Month LIBOR USD + 2.00%), 07/01/2026 (a)	807,700	805,078
	Flex Acquisition Co.
	Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 12/29/2023 (a)	41,949	41,818
	Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 12/29/2023 (a)	600,501	598,624
	Senior Secured First Lien Term Loan 3.225% (3 Month LIBOR USD + 3.00%), 06/30/2025 (a)	585,523	579,668
	Mauser Packaging Solutions Holding Co., Senior Secured First Lien Term Loan 3.48% (3 Month LIBOR USD + 3.25%), 04/03/2024 (a)	1,418,357	1,374,033
	Pregis Topco, LLC
	Senior Secured First Lien Term Loan 3.897% (1 Month LIBOR USD + 3.75%), 07/31/2026 (a)	539,550	538,201
	Senior Secured First Lien Term Loan 5.00% (1 Month LIBOR USD + 4.25%, 0.750% Floor), 07/31/2026 (a)	550,000	547,938
	Reynolds Consumer Products, LLC, Senior Secured First Lien Term Loan 1.897% (1 Month LIBOR USD + 1.75%), 02/04/2027 (a)	565,249	562,618
	Reynolds Group Holdings, Inc., Senior Secured First Lien Term Loan 2.896% (1 Month LIBOR USD + 2.75%), 02/06/2023 (a)	231,645	231,066
	Sabert Corp., Senior Secured First Lien Term Loan 5.50% (1 Month LIBOR USD + 4.50%, 1.000% Floor), 12/10/2026 (a)	549,614	549,842
	TricorBraun Holdings, Inc., Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 11/30/2023 (a)	733,195	730,445
			7,281,671
	RETAIL - FOOD & DRUG - 0.77%
	BJ's Wholesale Club, Inc., Senior Secured First Lien Term Loan 2.154% (1 Month LIBOR USD + 2.00%), 02/02/2024 (a)	770,801	771,406
	JP Intermediate B, LLC, Senior Secured First Lien Term Loan 6.50% (3 Month LIBOR USD + 5.50%, 1.000% Floor), 11/20/2025 (a)	588,366	524,675
	U.S. Foods, Inc., Senior Secured First Lien Term Loan 1.897% (1 Month LIBOR USD + 1.75%), 06/27/2023 (a)	844,409	834,576
			2,130,657
	RETAILING - 1.86%
	Bass Pro Group, LLC, Senior Secured First Lien Term Loan 5.75% (1 Month LIBOR USD + 5.00%, 0.750% Floor), 09/25/2024 (a)	772,846	776,575
	Belron Finance U.S., LLC, Senior Secured First Lien Term Loan 2.463% (3 Month LIBOR USD + 2.25%), 11/07/2024 (a)	601,400	602,152
	Harbor Freight Tools U.S.A., Inc., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.25%, 0.750% Floor), 10/19/2027 (a)	730,000	731,329
	Hoya Midco, LLC, Senior Secured First Lien Term Loan 4.50% (6 Month LIBOR USD + 3.50%, 1.000% Floor), 06/28/2024 (a)	967,002	917,447
	Jo-Ann Stores, LLC, Senior Secured First Lien Term Loan 6.00% (6 Month LIBOR USD + 5.00%, 1.000% Floor), 10/20/2023 (a)	415,032	401,718
	Michaels Stores, Inc., Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.50%, 0.750% Floor), 10/01/2027 (a)	754,002	750,941
	Pug, LLC, Senior Secured First Lien Term Loan 3.647% (1 Month LIBOR USD + 3.50%), 02/12/2027 (a)	930,600	890,277
	Sally Holdings, LLC, Senior Secured First Lien Term Loan 2.40% (1 Month LIBOR USD + 2.25%), 07/05/2024 (a)	97,436	97,030
			5,167,469
	TECHNOLOGY - SOFTWARE & SERVICES - 12.08%
	Access CIG, LLC
	Senior Secured First Lien Term Loan 3.975% (3 Month LIBOR USD + 3.75%), 02/27/2025 (a)	1,255,595	1,245,393
	Senior Secured Second Lien Term Loan 7.975% (3 Month LIBOR USD + 7.75%), 02/27/2026 (a)	315,000	312,244
	Barracuda Networks, Inc., Senior Secured First Lien Term Loan 4.50% (3 Month LIBOR USD + 3.75%, 0.750% Floor), 02/12/2025 (a)	2,029,861	2,029,353
	Boxer Parent Co., Inc., Senior Secured First Lien Term Loan 4.397% (1 Month LIBOR USD + 4.25%), 10/02/2025 (a)	906,824	904,906
	Cardtronics U.S.A., Inc., Senior Secured First Lien Term Loan 5.00% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 06/29/2027 (a)	542,275	543,856
	Castle U.S. Holding Corp., Senior Secured First Lien Term Loan 4.004% (3 Month LIBOR USD + 3.75%), 01/29/2027 (a)	1,172,625	1,153,933
	CommerceHub, Inc., Senior Secured First Lien Term Loan 4.75% (1 Month LIBOR USD + 4.00%, 0.750% Floor), 12/29/2027 (a)	677,000	677,846
	Dawn Acquisition, LLC, Senior Secured First Lien Term Loan 4.004% (3 Month LIBOR USD + 3.75%), 12/31/2025 (a)	493,826	455,811
	DCert Buyer, Inc., Senior Secured First Lien Term Loan 4.147% (1 Month LIBOR USD + 4.00%), 10/16/2026 (a)	848,588	849,118
	Dynatrace, LLC, Senior Secured First Lien Term Loan 2.397% (1 Month LIBOR USD + 2.25%), 08/22/2025 (a)	549,461	545,598
	E2open LLC, Senior Secured First Lien Term Loan 4.00% (LIBOR USD + 0.00%), 10/29/2027 (a)(h)	640,000	639,603
	EagleView Technology Corp., Senior Secured First Lien Term Loan 3.733% (3 Month LIBOR USD + 3.50%), 08/14/2025 (a)	872,200	861,298
	EVO Payments International, LLC, Senior Secured First Lien Term Loan 3.40% (1 Month LIBOR USD + 3.25%), 12/22/2023 (a)	1,085,214	1,087,021
	GlobalLogic Holdings, Inc.
	Senior Secured First Lien Term Loan 2.897% (1 Month LIBOR USD + 2.75%), 08/01/2025 (a)	494,990	490,659
	Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 09/14/2027 (a)	594,099	593,356
	Go Daddy Operating Co., LLC, Senior Secured First Lien Term Loan 2.647% (1 Month LIBOR USD + 2.50%), 08/10/2027 (a)	1,035,385	1,042,570
	Hyland Software, Inc., Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.50%, 0.750% Floor), 07/01/2024 (a)	588,495	590,702
	Informatica, LLC
	Senior Secured Second Lien Term Loan 7.125% , 02/25/2025	297,000	303,163
	Senior Secured First Lien Term Loan 3.397% (1 Month LIBOR USD + 3.25%), 02/25/2027 (a)	1,128,479	1,121,341
	Intrado Corp.
	Senior Secured First Lien Term Loan 4.50% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 10/10/2024 (a)	260,653	251,976
	Senior Secured First Lien Term Loan 5.00% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 10/10/2024 (a)	163,535	158,958
	Senior Secured First Lien Term Loan 5.00% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 10/10/2024 (a)	660,919	642,423
	MA FinanceCo., LLC, Senior Secured First Lien Term Loan 2.897% (1 Month LIBOR USD + 2.75%), 06/21/2024 (a)	109,139	108,047
	Moneygram International, Inc., Senior Secured First Lien Term Loan 7.00% (6 Month LIBOR USD + 6.00%, 1.000% Floor), 06/30/2023 (a)	895,996	899,692
	NAB Holdings, LLC, Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 07/01/2024 (a)	483,819	482,125
	Optiv Security, Inc., Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 02/01/2024 (a)	581,592	535,431
	Presidio Holdings, Inc., Senior Secured First Lien Term Loan 3.72% (3 Month LIBOR USD + 3.50%), 01/22/2027 (a)	737,295	737,642
	Project Alpha Intermediate Holding, Inc.
	Senior Secured First Lien Term Loan 4.48% (2 Month LIBOR USD + 4.25%), 04/26/2024 (a)	531,900	530,570
	Senior Secured First Lien Term Loan 4.50% (6 Month LIBOR USD + 3.50%, 1.000% Floor), 04/26/2024 (a)	772,000	766,851
	ProQuest, LLC, Senior Secured First Lien Term Loan 3.647% (1 Month LIBOR USD + 3.50%), 10/23/2026 (a)	391,598	391,598
	Rackspace Hosting, Inc., Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 11/03/2023 (a)	671,497	671,581
	Rocket Software, Inc., Senior Secured First Lien Term Loan 4.397% (1 Month LIBOR USD + 4.25%), 11/28/2025 (a)	609,507	605,570
	RP Crown Parent, LLC, Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 02/02/2026 (a)	1,365,569	1,366,853
	SCS Holdings I, Inc., Senior Secured First Lien Term Loan 3.647% (1 Month LIBOR USD + 3.50%), 07/01/2026 (a)	638,388	637,191
	Seattle SpinCo, Inc., Senior Secured First Lien Term Loan 2.897% (1 Month LIBOR USD + 2.75%), 06/21/2024 (a)	737,041	729,670
	Severin Acquisition, LLC, Senior Secured First Lien Term Loan 3.404% (1 Month LIBOR USD + 3.25%), 08/01/2025 (a)	370,222	366,659
	SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan 2.897% (1 Month LIBOR USD + 2.75%), 02/05/2024 (a)	1,575,873	1,510,372
	Solera, LLC, Senior Secured First Lien Term Loan 2.897% (2 Month LIBOR USD + 2.75%), 03/03/2023 (a)	755,169	750,665
	TIBCO Software, Inc.
	Senior Secured First Lien Term Loan 3.90% (1 Month LIBOR USD + 3.75%), 06/30/2026 (a)	1,842,059	1,812,697
	Senior Secured Second Lien Term Loan 7.40% (1 Month LIBOR USD + 7.25%), 03/03/2028 (a)	263,000	266,506
	TierPoint, LLC, Senior Secured First Lien Term Loan 4.75% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 05/06/2024 (a)	442,871	441,994
	Ultimate Software Group
	Senior Secured First Lien Term Loan 3.897% (1 Month LIBOR USD + 3.75%), 05/04/2026 (a)	739,638	740,292
	Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 4.00%, 0.750% Floor), 05/04/2026 (a)	225,435	226,959
	VM Consolidated, Inc., Senior Secured First Lien Term Loan 3.397% (1 Month LIBOR USD + 3.25%), 02/28/2025 (a)	1,552,252	1,541,261
	VS Buyer, LLC, Senior Secured First Lien Term Loan 3.397% (1 Month LIBOR USD + 3.25%), 02/26/2027 (a)	934,935	933,182
			33,554,536
	TECHNOLOGY HARDWARE - 1.37%
	Avaya, Inc., Senior Secured First Lien Term Loan 4.409% (1 Month LIBOR USD + 4.25%), 12/16/2024 (a)	904,453	910,987
	Celestica, Inc., Senior Secured First Lien Term Loan 2.273% (1 Month LIBOR USD + 2.125%), 06/27/2025 (a)	527,455	517,566
	CommScope, Inc., Senior Secured First Lien Term Loan 3.397% (1 Month LIBOR USD + 3.25%), 04/06/2026 (a)	636,938	634,084
	MLN U.S. HoldCo, LLC, Senior Secured First Lien Term Loan 4.652% (1 Month LIBOR USD + 4.50%), 11/28/2025 (a)	975,100	888,789
	MTS Systems Corp., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.25%, 0.750% Floor), 07/05/2023 (a)	334,064	334,690
	Plantronics, Inc., Senior Secured First Lien Term Loan 2.646% (1 Month LIBOR USD + 2.50%), 07/02/2025 (a)	517,134	507,154
			3,793,270
	TELECOMMUNICATION SERVICES - DIVERSIFIED - 4.34%
	Altice Financing S.A., Senior Secured First Lien Term Loan 2.909% (1 Month LIBOR USD + 2.75%), 07/15/2025 (a)	538,061	528,115
	Cablevision Lightpath, LLC, Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 11/30/2027 (a)	920,000	919,572
	CenturyLink, Inc., Senior Secured First Lien Term Loan 2.397% (1 Month LIBOR USD + 2.25%), 03/15/2027 (a)	2,514,218	2,491,590
	Consolidated Communications, Inc., Senior Secured First Lien Term Loan 5.75% (1 Month LIBOR USD + 4.75%, 1.000% Floor), 10/04/2027 (a)	638,400	642,499
	Flexential Intermediate Corp., Senior Secured First Lien Term Loan 3.754% (3 Month LIBOR USD + 3.50%), 08/01/2024 (a)	760,437	683,705
	Hargray Communications Group, Inc., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 05/16/2024 (a)	1,030,842	1,033,203
	LCPR Loan Financing, LLC, Senior Secured First Lien Term Loan 5.159% (1 Month LIBOR USD + 5.00%), 10/15/2026 (a)	535,000	538,009
	Masergy Holdings, Inc., Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 12/15/2023 (a)	479,908	476,909
	MTN Infrastructure TopCo, Inc., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 11/15/2024 (a)	437,625	437,461
	Northwest Fiber, LLC, Senior Secured First Lien Term Loan 5.653% (1 Month LIBOR USD + 5.50%), 04/30/2027 (a)	623,865	626,984
	Numericable U.S., LLC, Senior Secured First Lien Term Loan 4.237% (3 Month LIBOR USD + 4.00%), 08/14/2026 (a)	563,796	562,798
	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan 3.147% (1 Month LIBOR USD + 3.00%), 03/09/2027 (a)	2,280,357	2,271,600
	Ziggo Financing Partnership, Senior Secured First Lien Term Loan 2.659% (1 Month LIBOR USD + 2.50%), 04/28/2028 (a)	845,000	841,303
			12,053,748
	TELECOMMUNICATION SERVICES - WIRELESS - 0.20%
	CCI Buyer, Inc., Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 4.00%, 0.750% Floor), 12/17/2027 (a)	545,000	545,452
	TRANSPORTATION - 0.27%
	PODS, LLC, Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 12/06/2024 (a)	747,692	750,728
	UTILITIES - POWER - 0.77%
	Calpine Construction Finance Co., L.P., Senior Secured First Lien Term Loan 2.147% (1 Month LIBOR USD + 2.00%), 01/15/2025 (a)	850,774	842,088
	Calpine Corp., Senior Secured First Lien Term Loan 2.65% (1 Month LIBOR USD + 2.50%), 12/16/2027 (a)	380,000	378,005
	Eastern Power, LLC, Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 10/02/2025 (a)	208,000	196,575
	Frontera Generation Holdings, LLC, Senior Secured First Lien Term Loan 5.25% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 05/02/2025 (a)	615,825	163,194
	Lightstone Holdco, LLC
	Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 01/30/2024 (a)	558,304	520,348
	Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 01/30/2024 (a)	31,489	29,348
			2,129,558
	TOTAL BANK LOANS (Cost $226,192,028)		223,991,971

	CORPORATE BONDS - 12.76% (f)

	AEROSPACE & DEFENSE - 0.24%
	Moog, Inc. 4.25%, 12/15/2027 (g)	640,000	664,800
	AUTOMOTIVE - 0.43%
	Ford Motor Co.
	8.50%, 04/21/2023	515,000	580,459
	9.00%, 04/22/2025	505,000	619,784
			1,200,243
	COMMERCIAL SERVICES - 0.68%
	Garda World Security Corp. 4.625%, 02/15/2027 (c)(g)	1,200,000	1,214,999
	Tempo Acquisition, LLC / Tempo Acquisition Finance Corp. 5.75%, 06/01/2025 (g)	625,000	666,406
			1,881,405
	CONSTRUCTION & ENGINEERING - 0.24%
	Pike Corp. 5.50%, 09/01/2028 (g)	638,000	675,483
	ENVIRONMENTAL SERVICES - 0.49%
	GFL Environmental, Inc. 4.00%, 08/01/2028 (c)(g)	1,041,000	1,050,759
	Stericycle, Inc. 5.375%, 07/15/2024 (g)	295,000	308,187
			1,358,946
	FINANCIALS - THRIFTS & MORTGAGES - 0.56%
	Quicken Loans, LLC / Quicken Loans Co-Issuer, Inc.
	3.625%, 03/01/2029 (g)	280,000	286,125
	3.875%, 03/01/2031 (g)	400,000	416,000
	United Shore Financial Services, LLC 5.50%, 11/15/2025 (g)	805,000	850,282
			1,552,407
	HEALTHCARE - EQUIPMENT & SUPPLIES - 0.48%
	Change Healthcare Holdings, LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025 (g)	1,315,000	1,342,944
	HEALTHCARE - FACILITIES - 0.64%
	Legacy LifePoint Health, LLC 4.375%, 02/15/2027 (g)	370,000	371,388
	Tenet Healthcare Corp.
	7.50%, 04/01/2025 (g)	189,000	206,750
	5.125%, 05/01/2025	555,000	566,511
	4.625%, 06/15/2028 (g)	600,000	629,624
			1,774,273
	HEALTHCARE - LIFE SCIENCES - 0.49%
	Avantor Funding, Inc. 4.625%, 07/15/2028 (g)	740,000	783,475
	Syneos Health, Inc. 3.625%, 01/15/2029 (g)	579,000	581,687
			1,365,162
	HEALTHCARE - PHARMACEUTICALS & BIOTECHNOLOGY - 0.47%
	Bausch Health Cos., Inc.
	6.125%, 04/15/2025 (c)(g)	500,000	515,830
	5.50%, 11/01/2025 (c)(g)	775,000	803,900
			1,319,730
	HEALTHCARE - REITS - 0.74%
	Diversified Healthcare Trust 9.75%, 06/15/2025	800,000	910,000
	MPT Operating Partnership, L.P. / MPT Finance Corp. 3.50%, 03/15/2031	1,105,000	1,142,984
			2,052,984
	INDUSTRIAL MACHINERY - 0.39%
	WESCO Distribution, Inc.
	7.125%, 06/15/2025 (g)	490,000	539,566
	7.25%, 06/15/2028 (g)	490,000	557,960
			1,097,526
	LEISURE - CASINOS & GAMING - 1.14%
	Boyd Gaming Corp. 8.625%, 06/01/2025 (g)	245,000	272,793
	Caesars Entertainment, Inc. 6.25%, 07/01/2025 (g)	885,000	943,636
	VICI Properties, L.P. / VICI Note Co., Inc.
	3.50%, 02/15/2025 (g)	1,145,000	1,173,224
	3.75%, 02/15/2027 (g)	750,000	768,165
			3,157,818
	LEISURE - HOTELS - 0.39%
	Hilton Domestic Operating Co., Inc. 5.375%, 05/01/2025 (g)	155,000	164,843
	Hyatt Hotels Corp. 5.375%, 04/23/2025	285,000	322,452
	Wyndham Destinations, Inc. 4.625%, 03/01/2030 (g)	560,000	593,163
			1,080,458
	MEDIA - BROADCASTING - 0.16%
	Cumulus Media New Holdings, Inc. 6.75%, 07/01/2026 (g)	439,000	449,630
	MEDIA - CABLE & SATELLITE - 2.30%
	Block Communications, Inc. 4.875%, 03/01/2028 (g)	960,000	991,051
	DISH DBS Corp.
	6.75%, 06/01/2021	1,215,000	1,240,770
	5.875%, 07/15/2022	1,450,000	1,516,699
	Hughes Satellite Systems Corp.
	7.625%, 06/15/2021	575,000	590,094
	5.25%, 08/01/2026	1,150,000	1,273,407
	6.625%, 08/01/2026	675,000	766,145
			6,378,166
	MEDIA - DIVERSIFIED - 0.32%
	Match Group Holdings II, LLC 4.625%, 06/01/2028 (g)	840,000	882,000
	METALS & MINING - 0.13%
	GrafTech Finance, Inc. 4.625%, 12/15/2028 (g)	359,000	363,488
	REITS - 0.31%
	Global Net Lease, Inc. / Global Net Lease Operating Partnership, L.P. 3.75%, 12/15/2027 (g)	837,000	864,209
	RETAIL - FOOD & DRUG - 0.18%
	U.S. Foods, Inc. 6.25%, 04/15/2025 (g)	465,000	497,590
	RETAILING - 0.42%
	QVC, Inc.
	4.85%, 04/01/2024	730,000	789,313
	4.75%, 02/15/2027	350,000	376,031
			1,165,344
	TECHNOLOGY - SOFTWARE & SERVICES - 0.38%
	Boxer Parent Co., Inc. 7.125%, 10/02/2025 (g)	385,000	418,452
	Presidio Holdings, Inc. 4.875%, 02/01/2027 (g)	600,000	637,499
			1,055,951
	TECHNOLOGY HARDWARE - 0.31%
	Dell International, LLC / EMC Corp. 5.85%, 07/15/2025 (g)	220,000	264,391
	Diebold Nixdorf, Inc. 9.375%, 07/15/2025 (g)	530,000	594,594
			858,985
	TELECOMMUNICATION SERVICES - DIVERSIFIED - 0.87%
	CenturyLink, Inc. 6.75%, 12/01/2023	1,225,000	1,366,641
	Frontier Communications Corp. 5.00%, 05/01/2028 (g)	1,000,000	1,044,375
			2,411,016
	TOTAL CORPORATE BONDS (Cost $33,738,429)		35,450,558

		Shares
	EQUITIES - 0.31%

	MEDIA - BROADCASTING - 0.03%
	Cumulus Media, Inc. (b)	8,437	73,570
	MEDIA - DIVERSIFIED - 0.00%
	Pacifico, Inc. (b)(e)	2,592	2,581
	MEDIA - ENTERTAINMENT - 0.18%
	Cirque Du Soleil (b)(e)	130,255	504,738
	OIL & GAS - E&P - 0.10%
	California Resources Corp. (b)	11,408	269,115
	TOTAL EQUITIES (Cost $741,345)		850,004

	WARRANT- 0.01%

	MEDIA - ENTERTAINMENT - 0.01%
	Crown Finance U.S., Inc. (b)	98,930	31,658
	TOTAL WARRANT (Cost $30,928)		31,658

	MONEY MARKET FUND - 9.43%

	First American Government Obligations Fund - Class X, 0.04% (d)	26,189,268	26,189,268
	TOTAL MONEY MARKET FUND (Cost $26,189,268)		26,189,268
	Total Investments (Cost $286,891,998) - 103.17%		286,513,459
	Liabilities in Excess of Other Assets - (3.17%)		(8,809,231)
	TOTAL NET ASSETS - 100.00%		$277,704,228

	Percentages are stated as a percent of net assets.

LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Variable rate securities. The coupon rate shown is the effective interest rate as of December 31, 2020.
(b)	Non-income producing security.
(c)	U.S. traded security of a foreign issuer.
(d)	Rate shown is the 7-day annualized yield as of December 31, 2020.
(e)	Value determined using significant unobservable inputs.
(f)	All or a portion is posted as collateral for delayed settlement securities.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers
	in the program or other "qualified institutional buyers." As of December 31, 2020, the value of these investments was
	$23,389,268 or 8.42% of total net assets.
(h)	Variable rate security. Final terms of the bank loan are not yet known, so reference index and/or spread
	information may not be presented.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

Shenkman Capital Floating Rate High Income Fund
Summary of Fair Value Disclosure at December 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2020:

Shenkman Capital Floating Rate High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loans	$-	$223,991,971	$-	$223,991,971
Corporate Bonds	-	35,450,558	-	35,450,558
Total Fixed Income	-	259,442,529	-	259,442,529
Equities
Information	73,570	-	507,319	580,889
Mining, Quarrying, and Oil and Gas Extraction	269,115	-	-	269,115
Total Equities	342,685	-	507,319	850,004
Warrant	31,658	-	-	31,658
Money Market Fund	26,189,268	-	-	26,189,268
Total Investments	$26,563,611	$259,442,529	$507,319	$286,513,459

Refer to the Fund's schedule of investments for a detailed break-out of holdings by industry classification.

Shenkman Capital Floating Rate High Income Fund
Level 3 Reconciliation Disclosure

	Equities	Total
Balance as of September 30, 2020	$2,560	$2,560
Purchases	312,053	312,053
Change in unrealized appreciation	192,706	192,706
Balance as of December 31, 2020	$507,319	$507,319

Change in unrealized appreciation during the period for
Level 3 investments held at December 31, 2020	$192,706

The Level 3 investments as of December 31, 2020 represented 0.18% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.